Changes in Capital Accounts, Equity Offerings of 2022 (Details) $ / shares in Units, $ in Thousands							3 Months Ended	6 Months Ended
	Aug. 18, 2022 USD ($)	Aug. 16, 2022 USD ($)	Aug. 12, 2022 $ / shares shares	Jul. 19, 2022 USD ($)	Jul. 18, 2022 $ / shares shares	Jun. 01, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) Session Date $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 01, 2023 $ / shares	Jan. 26, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
Equity Offerings [Abstract]
Number of shares of common stock that can be purchased with each warrant (in shares)					1	1
Net proceeds from issuance of equity | $								$ 11,438	$ 0
Common stock, par value (in dollars per share) | $ / shares						$ 0.01	$ 0.01	$ 0.01				$ 0.01	$ 0.01
Number of trading sessions | Session								5
Deemed dividend due to triggering of a down-round feature | $								$ 789	$ 0
Number of dates down round features were triggered | Date								8
Common stock, shares outstanding (in shares)							11,439,272	11,439,272				4,187,588
Common shares that could potentially be issued (in shares)							4,122,921	4,122,921
Class A Warrant [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)						1
Exercise price of warrant (in dollars per share) | $ / shares						$ 15.75
Expiration period of warrant							5 years	5 years
Warrants exercised (in shares)						59,366
July Warrants [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)					1
Exercise price of warrant (in dollars per share) | $ / shares			$ 4.75							$ 1.65	$ 2.6	$ 3.51
Expiration period of warrant							5 years 6 months	5 years 6 months
Net proceeds from issuance of equity | $				$ 5,271
Number of shares of common stock that can be purchased with warrants (in shares)					1,133,333
Direct offering (in shares)					1,133,333
Deemed dividend due to triggering of a down-round feature | $	$ 22						$ 256	$ 256
August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares										$ 1.65	$ 2.6	$ 3.51
Expiration period of warrant							5 years	5 years
Net proceeds from issuance of equity | $		$ 13,707
Number of shares of common stock that can be purchased with warrants (in shares)			2,222,222
Direct offering (in shares)			2,222,222
Deemed dividend due to triggering of a down-round feature | $							$ 533	$ 533
Common Stock [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)					1	1
Number of shares of common stock that can be purchased with warrants (in shares)						59,366
Common Stock [Member] | July Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares					$ 5.25
Common Stock [Member] | August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares			$ 6.75
Underwritten Public Offering [Member]
Equity Offerings [Abstract]
Units issued (in shares)						508,000
Share price (in dollars per share) | $ / shares						$ 15.75
Term of option granted to underwriters to purchase additional shares and/or warrants								45 days
Net proceeds from issuance of equity | $						$ 7,126
Underwritten Public Offering [Member] | Class A Warrant [Member]
Equity Offerings [Abstract]
Additional securities that can be purchased (in shares)						76,200
Underwritten Public Offering [Member] | Common Stock [Member]
Equity Offerings [Abstract]
Additional securities that can be purchased (in shares)						76,200